Stockholders' Equity (Details Narrative) (USD $)	9 Months Ended	10 Months Ended		1 Months Ended		7 Months Ended	9 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2013 President [Member]	Mar. 31, 2013 Anthony Passmore [Member]	Dec. 31, 2013 Anthony Passmore [Member]	Dec. 31, 2013 Anthony Passmore [Member]	Mar. 31, 2013 Passmore Management Group [Member]
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	70,000,000	70,000,000	70,000,000
Common stock, shares outstanding	70,000,000	70,000,000	70,000,000
Common stock share issued during period					60,000,000			10,000,000
Proceeds from contributed capital				$ 2,000
Advances from shareholders	$ 13,535	$ 15,535				$ 15,481	$ 13,535